LOANS RECEIVABLE FROM AFFILIATES - Narrative (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 06, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Loans and Leases Receivable Disclosure [Line Items]
Long-term loans receivable	$ 238,000,000			$ 1,338,000,000
Loans receivable from affiliates (Note 11)	1,217,000,000			0
Subordinated Debt | Subordinated Loan Agreement | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Debt instrument, face amount			$ 3,275,000,000
Revolving credit facility | Line of credit | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity	500,000,000
Loans receivable from affiliates (Note 11)	1,000,000			0
Joint venture | Revolving credit facility | Line of credit | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity						$ 21,300,000,000
Equity method investee | Coastal GasLink
Loans and Leases Receivable Disclosure [Line Items]
Long-term loans receivable	$ 238,000,000
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage	60.00%	60.00%
Sur de Texas | Joint venture
Loans and Leases Receivable Disclosure [Line Items]
Loan receivable from affiliate	$ 1,200,000,000	$ 19,700,000,000		$ 1,300,000,000	$ 20,900,000,000